FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Fair Value Of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 5: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2023:

	June 30, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities marketable securities:	$-	$72,090	$-	$72,090

Total financial assets	$-	$72,090	$-	$72,090

Liabilities:
Derivative liability	$-	$363	$-	$363
Contingent consideration in connection to the acquisitions	-	-	65,333	65,333

Total financial liabilities	$-	$363	$65,333	$65,696

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2022:

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$7	$-	$7

Total financial assets	$-	$7	$-	$7

Liabilities:
Derivative liabilities	$-	$239	$-	$239
Contingent consideration in connection to the acquisitions	-	-	63,695	63,695

Total financial liabilities	$-	$239	$63,695	$63,934

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2022	$63,695
Payments of contingent consideration	(13,256)
Changes in fair value of contingent consideration	14,602
Revaluation of acquisition-related contingent consideration	292
Fair value as of June 30, 2023	$65,333